Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 2,407,523	₩ 1,504,352	₩ 888,698
Interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Profit from continuing operation attributable to owners of the Parent Company on common shares	1,271,395	683,956	544,093
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 1,147,594	₩ 816,582	₩ 316,640
Continuing operation	₩ 3,614	₩ 1,741	₩ 1,469
Parent Company [Member]
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 1,217,520	₩ 648,579	₩ 544,099
Interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Profit from continuing operation attributable to owners of the Parent Company on common shares	1,202,754	633,813	529,333
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 1,190,003	₩ 855,773	₩ 344,598
Weighted average number of common shares outstanding	332,761,592	363,977,155	360,320,795
Continuing operation	₩ 3,614	₩ 1,741	₩ 1,469
Discontinued operation	₩ 3,576	₩ 2,352	₩ 956